UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2005

Check here if Amendment:	XX; Amendment Number:	1
  This Amendment (Check only one.)  XX is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Basix Capital, LLC
Address:	One Montgomery Street, Suite 3300
		San Francisco, CA  94104

Form 13F File Number:	28-11285

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Matthew P. Spotswood
Title:	Manager
Phone:	415-248-1021

Signature, Place and Date of Signing:
Matthew P. Spotswood,  San Francisco, CA		September 29, 2005
		[Signature]	[City, State]		[Date]

Report Type (Check only one.):

XXX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)
___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)
___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			-0-

Form 13F Information Table Entry Total:		30

Form 13F Information Table Value Total:		92,030 (x 1000)


List of Other Included Managers:

NONE

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

NAME OF ISSUER             TITLE OF			CUSIP		    VALUE	SHARES	    INV.	OTHER  VOTING AUTH
                           CLASS    				    X1000			    DISC	MGR    SOLE

ALLIANCE DATA SYSTEM CORP       COMMON STOCK    018581108         1,837    45,300   N    SOLE             45,300
ADTRAN INC                      COMMON STOCK    00738A106         3,900   157,700   N    SOLE            157,700
AAR CORP -W/RTS TO PUR C/S      COMMON STOCK    000361105         3,359   213,800   N    SOLE            213,800
AVIALL INC NEW                  COMMON STOCK    05366B102         3,949   125,000   N    SOLE            125,000
CROWN HOLDINGS INC              COMMON STOCK    228368106         3,454   242,700   N    SOLE            242,700
COGNOS INC                      COMMON STOCK    19244C109         1,704    49,900   N    SOLE             49,900
CSG SYSTEMS INTL INC            COMMON STOCK    126349109         3,762   198,200   N    SOLE            198,200
CYMER INC                       COMMON STOCK    232572107         3,850   146,100   N    SOLE            146,100
DIEBOLD INC                     COMMON STOCK    253651103         1,610    35,700   N    SOLE             35,700
DANA CORP                       COMMON STOCK    235811106         1,855   123,600   N    SOLE            123,600
DOLLAR TREE STORES INC          COMMON STOCK    256747106         1,702    70,900   N    SOLE             70,900
DIAMONDCLUSTER INTL INC.        COMMON STOCK    25278P106         3,725   329,600   N    SOLE            329,600
DESIGN WITHIN REACH INC         COMMON STOCK    250557105         1,656    91,500   N    SOLE             91,500
DYCOM INDUSTRIES INC            COMMON STOCK    267475101         1,799    90,800   N    SOLE             90,800
EMULEX CORP NEW                 COMMON STOCK    292475209         1,680    92,000   N    SOLE             92,000
ESTERLINE TECHNOLOGIES COR      COMMON STOCK    297425100         3,832    95,600   N    SOLE             95,600
ENSCO INTERNATIONAL INC         COMMON STOCK    26874Q100         3,915   109,500   N    SOLE            109,500
GLOBAL POWER EQUIPMENT GRO      COMMON STOCK    37941P108         2,881   362,400   N    SOLE            362,400
INVITROGEN CORP                 COMMON STOCK    46185R100         3,848    46,200   N    SOLE             46,200
JACOBS ENGR GROUP INC           COMMON STOCK    469814107         3,769    67,000   N    SOLE             67,000
MANHATTAN ASSOCIATES INC        COMMON STOCK    562750109           863    44,900   N    SOLE             44,900
INSIGHT ENTERPRISES INC         COMMON STOCK    45765U103         3,860   191,300   N    SOLE            191,300
POLYCOM INC                     COMMON STOCK    73172K104         3,358   225,200   N    SOLE            225,200
PER-SE TECHNOLOGIES INC         COMMON STOCK    713569309         3,851   183,200   N    SOLE            183,200
PAXAR CORP                      COMMON STOCK    704227107         3,499   197,100   N    SOLE            197,100
RSA SECURITY INC                COMMON STOCK    749719100         2,962   257,975   N    SOLE            257,975
TEREX CORP NEW                  COMMON STOCK    880779103         2,987    75,800   N    SOLE             75,800
TALBOTS INC                     COMMON STOCK    874161102         4,478   137,900   N    SOLE            137,900
VEECO INSTRUMENTS INC-DEL       COMMON STOCK    922417100         4,160   255,500   N    SOLE            255,500
WARNACO GROUP INC               COMMON STOCK    934390402         3,929   169,000   N    SOLE            169,000




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